RESTRUCTURING COSTS	12 Months Ended
Dec. 31, 2019
Restructuring and Related Activities [Abstract]
RESTRUCTURING COSTS
NOTE 17:     RESTRUCTURING COSTS

Restructuring charges were recorded in connection with plans in order to reduce workforce, close certain facilities and other cost saving measures which amounted to $2,100 during 2018. In 2019 and 2017, there were no restructuring charges.